Revision of Previously-Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of restatement of financial statements

	As Previously Reported	Adjustment	As Revised
Balance Sheet as of June 30, 2022 (unaudited)
Total Liabilities	$19,737,596	$(205,869)	$19,531,727
Total Shareholders’ Equity (Deficit)	$(18,781,440)	$205,869	$(18,575,571)
Balance Sheet as of September 30, 2022 (unaudited)
Total Liabilities	$17,298,967	$(205,869)	$17,093,098
Total Shareholders’ Equity (Deficit)	$(16,803,964)	$205,869	$(16,598,095)

Schedule of condensed statement of operations

	As Previously Reported	Adjusted	As Revised
Condensed Statement of Operations for the Three Months Ended June 30, 2022 (unaudited)
Operational Costs	$824,081	$(205,869)	$618,212
Net Income (Loss)	$2,025,986	$205,869	$2,231,855
Basic and Diluted Net Income (Loss) per shares, Class A Ordinary Shares	$0.05	$—	$0.05
Basic and Diluted Net Income (Loss) per shares, Class B Ordinary Shares	$0.05	$—	$0.05
Condensed Statement of Operations for the Six Months Ended June 30, 2022 (unaudited)
Operational Costs	$2,022,164	$(205,869)	$1,816,295
Net Income (Loss)	$3,321,266	$205,869	$3,527,135
Basic and Diluted Net Income (Loss) per shares, Class A Ordinary Shares	$0.08	$—	$0.08
Basic and Diluted Net Income (Loss) per shares, Class B Ordinary Shares	$0.08	$—	$0.08
Condensed Statement of Operations for the Nine Months Ended September 30, 2022 (unaudited)
Operational Costs	$2,508,476	$(205,869)	$2,302,607
Net Income (Loss)	$6,726,111	$205,869	$6,931,980
Basic and Diluted Net Income (Loss) per shares, Class A Ordinary Shares	$0.16	$—	$0.16
Basic and Diluted Net Income (Loss) per shares, Class B Ordinary Shares	$0.16	$—	$0.16

Schedule of condensed statement of cash flows

	As Previously Reported	Adjusted	As Revised
Condensed Statement of Cash Flows for the Six Months Ended June 30, 2022 (unaudited)
Net Income (Loss)	$3,321,266	$205,869	$3,527,135
Accounts payable and accrued expenses	$884,539	$(205,869)	$678,670
Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2022 (unaudited)
Net Income (Loss)	$6,726,111	$205,869	$6,931,980
Accounts payable and accrued expenses	$226,411	$(205,869)	$20,542